Employee Benefit Plans - Schedule of Combined Funded Status and Net Periodic Pension Cost and Postretirement Benefit - Pension Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in Fair Value of Plan Assets During the Year:
Employer contributions	$ 18.5
Amounts recognized in Consolidated Balance Sheets
Noncurrent liability	153.3	$ 152.4
Defined Benefit Pension Plan [Member]
Change in Projected Benefit Obligation During the Year:
Beginning balance	593.0	605.9
Service cost	0.0	0.0
Interest cost	16.3	17.2	$ 18.2
Actuarial (gain) loss	(31.6)	20.3
Benefits paid and plan expenses	(50.3)	(50.4)
Ending balance	527.4	593.0	605.9
Change in Fair Value of Plan Assets During the Year:
Beginning balance	438.6	416.4
Actual return on plan assets	(27.1)	49.6
Employer contributions	20.4	23.0
Benefits paid and plan expenses	(50.3)	(50.4)
Ending balance	381.6	438.6	$ 416.4
Funded status of plans	(145.8)	(154.4)
Amounts recognized in Consolidated Balance Sheets
Current liability	8.1	20.3
Noncurrent liability	137.7	134.1
Amounts recognized in Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, net of tax of $91.5 and $91.5, respectively	$ 158.6	$ 151.4